Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of long-term debt
Based on the Company's current forecast of future production and prices the estimated future debt payments on long-term debt as of December 31, 2018 are as follows:

($000s)	Prepayment Agreement	Reserves Based Lending Facility	Total
2019	$—	$—	$—
2020	—	—	—
2021	44,134	8,221	52,355
	$44,134	$8,221	$52,355

Prepayment Agreement

	As at	As at
($000s)	December 31, 2018	December 31, 2017
Prepayment agreement - amount drawn	$45,000	$60,000
Deferred financing costs	(866)	(1,208)
	$44,134	$58,792

The following table reconciles the changes in TransGlobe's long-term debt:

($000s)	2018	2017
Balance, beginning of year	$69,999	$11,162
Increase in prepayment agreement	—	73,500
Increase in reserves-based lending facility	—	10,209
Draws on facility	508	64
Repayment of long-term debt	(17,797)	(26,162)
Amortization of deferred financing costs	360	329
Effect of movements in foreign exchange rates	(715)	897
Balance, end of year	$52,355	$69,999
Reserves-Based Lending Facility

	As at	As at
($000s)	December 31, 2018	December 31, 2017
Reserves-based lending facility - amount drawn	$8,221	$11,225
Deferred financing costs	—	(18)
	$8,221	$11,207